Summary of Principal Accounting Policies - VIEs (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2019 CNY (¥)
Variable interest entity
Cash and cash equivalents	¥ 601,769,949		¥ 630,416,786	¥ 711,205,698	$ 94,430,837
Restricted cash	10,329,302		26,819,159	1,100,000	1,620,893
Short-term investment	166,465				26,122
Accounts receivable, net	135,521		6,539		21,266
Other receivables, net	45,199,373		61,254,793		7,092,768
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB60,790,862 as of December 31, 2020 and 2021, respectively	14,953,199		20,182,412		2,346,483
Other current assets	13,547,097		16,034,692		2,125,835
Long-term investments	202,819,390		218,950,000		31,826,788
Investment in affiliates	122,187,351		100,341,909		19,173,862
Property and equipment, net	14,615,709		17,093,837		2,293,524
Other non-current assets	11,736,493		13,538,437		1,841,712
Right-of-use assets	28,356,766		39,119,312		4,449,795	¥ 152,300,000
Deferred tax assets	4,161,017		4,312,491		652,954
Total Assets	1,329,617,136		1,411,402,316		208,645,943
Accrued payroll and welfare expenses	36,586,982		57,926,124		5,741,296
Income tax payable	85,448,960		85,592,667		13,408,806
Amounts due to related parties-current	16,617,178		16,625,680		2,607,598
Deferred revenue - current from related parties	5,404,145		10,364,519		848,028
Deferred revenue - current	8,989,449		8,598,708		1,410,641
Contingent Liabilities	282,450,000				44,322,568
Other current liabilities	41,230,282		59,759,820		6,469,931
Deferred revenue - non-current from related parties	278,302		11,425,388		43,672
Deferred revenue - non-current	1,179,245		1,284,080		185,049
Operating Lease Liabilities — non-current	10,046,206		12,619,411		1,576,469
Total Liabilities	488,981,455		266,840,367		76,731,860
Net revenues	359,054,139	$ 56,343,430	388,171,743	785,947,212
Operating cost and expenses	360,229,702	56,527,902	422,598,203	922,621,166
Net loss	(294,637,791)	(46,235,099)	(36,624,446)	(172,460,914)
Cash flows used in operating activities:	(26,107,120)	(4,096,778)	535,459	(213,255,822)
Cash flows generated from investing activities:	(9,859,492)	(1,547,170)	(32,428,482)	(365,663,454)
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Cash and cash equivalents	117,485,051		189,666,212		18,435,968
Restricted cash	8,769,250		26,819,159		1,376,087
Short-term investment	166,465				26,122
Accounts receivable, net	135,521		6,539		21,266
Other receivables, net	44,153,861		50,689,035		6,928,704
Amounts due from related parties, net of allowance for doubtful accounts of RMB60,790,862 and RMB60,790,862 as of December 31, 2020 and 2021, respectively	3,320,264		8,511,264		521,022
Other current assets	16,074,235		19,692,172		2,522,398
Long-term investments			8,950,000
Investment in affiliates	79,658,135		85,597,248		12,500,100
Property and equipment, net	334,344		519,018		52,466
Intangible assets, net	19,540,802		20,911,091		3,066,378
Other non-current assets	1,812,439		2,987,240		284,411
Right-of-use assets	476,235		912,471		74,732
Deferred tax assets	4,608,063		4,608,063		723,106
Total Assets	296,534,665		419,869,512		46,532,760
Accrued payroll and welfare expenses	29,283,711		30,708,606		4,595,253
Income tax payable	51,926,637		52,409,793		8,148,422
Amounts due to related parties-current	11,131,830		11,011,967		1,746,827
Deferred revenue - current from related parties	5,068,643		10,267,812		795,381
Deferred revenue - current	625,118		7,594,166		98,095
Contingent Liabilities	282,450,000		0		44,322,568
Other current liabilities	7,184,238		7,700,862		1,127,364
Deferred revenue - non-current from related parties	278,301		1,362,240		43,671
Deferred revenue - non-current	0		104,835
Operating Lease Liabilities — non-current	0		138,156
Total Liabilities	387,948,478		121,298,437		$ 60,877,581
Net revenues	211,170,667	33,137,286	237,380,958	489,006,257
Operating cost and expenses	(245,086,293)	(38,459,388)	(200,598,616)	(457,450,538)
Net loss	(318,719,762)	(50,014,086)	(2,034,547)	(21,891,865)
Net income (loss) attributable to ordinary shareholders	(292,177,990)	(45,849,102)	3,598,575	(13,401,093)
Cash flows used in operating activities:	(94,348,770)	(14,805,381)	(141,962,448)	(173,478,148)
Cash flows generated from investing activities:	4,117,700	646,157	455,829	2,481,771
Consolidated VIE and VIE's subsidiaries | Third party
Variable interest entity
Net revenues	121,437,225	19,056,151	189,452,640	134,686,065
Consolidated VIE and VIE's subsidiaries | Related party
Variable interest entity
Net revenues	¥ 89,733,442	$ 14,081,135	¥ 47,928,318	¥ 354,320,192